UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway, Suite 315, Mission Woods, KS	66205
(Address of principal executive offices)	(Zip code)

Diane J. Drake Mutual Fund Administration, LLC 2220 E. Route 66, Suite 226 Glendora, California 91740
(Name and address of agent for service)

Registrant's telephone number, including area code:	(626) 385-5777

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	Palmer Square Opportunistic Income Fund
Reporting Period:	07/1/2020 to 6/30/2021

Vote Summary

MURRAY ENERGY CORPORATION

Security	62704PAF0	Meeting Type	Consent

Ticker Symbol	MURREN	Meeting Date	20-Aug-2020

ISIN	US62704PAF09	Agenda	935212011 - Management

Item	Proposed	Vote	Management	For/Against	Preferred Provider	For/Against Preferred
Proposal
by	Recommendation	Management	Recommendation	Provider Recommendation

Management
1.	Approve Reorganization Plan	For	None	Case By Case

Management	Abstain	None	Case By Case
2.	Miscellaneous Corporate Actions

Unavailable	Vote Date
Account	Custodian	Ballot Shares	Date
Account Name
Internal Account

Number	Shares	Confirmed

PSOIX
143512.2	PALMER SQUARE	UMB BANK,
300,000	0	29-May-2020	29-May-2020

OPPORTUNISTIC	N.A.

INCOME FUND

DENBURY RESOURCES INC.

Security	247916AC3	Meeting Type	Consent

Ticker Symbol	DNR	Meeting Date	28-Aug-2020

ISIN	Agenda	935257659 - Management

Item	Proposed	Vote	Management	For/Against	Preferred Provider	For/Against Preferred
Proposal
by	Recommendation	Management	Recommendation	Provider Recommendation

Management
1.	Approve Reorganization Plan	None	Case By Case
For

Management	None	Case By Case
2.	Amend Investment Policy	For

Unavailable	Vote Date
Account	Custodian	Ballot Shares	Date
Account Name
Internal Account

Number	Shares	Confirmed

PSOIX
143512.2	PALMER SQUARE	UMB BANK,
150,000	0	2-Jul-20	2-Jul-20

OPPORTUNISTIC	N.A.

INCOME FUND

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Palmer Square Opportunistic Income Fund

By (Signature and Title)*		/s/ Jeffrey Fox
Jeffrey Fox, President and Principal Executive Officer

Date	August 20, 2021

*	Print the name and title of each signing officer under his or her signature.